Commitments (Tables)	12 Months Ended
Dec. 31, 2017
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Detailed Information about Contractual Obligations and Commitments

Cemig and its subsidiaries have contractual obligations and commitments that include, principally, amortization of loans and financings, contracts with contractors for construction of new projects, and purchase of energy from Itaipu and other sources, as follows:

	2018	2019	2020	2021	2022	After 2022	Total
Purchase of energy from Itaipu	1,278	1,332	1,367	1,339	1,326	1,298	7,940
Purchase of energy – auctions	2,837	2,815	3,178	3,724	3,898	4,040	20,492
Purchase of energy – ‘bilateral contracts’	296	307	323	338	356	375	1,995
Quotas for Angra 1 and Angra 2	264	272	291	297	311	325	1,760
Transport of energy from Itaipu	227	232	236	220	206	216	1,337
Other energy purchase contracts	3,497	2,735	2,758	2,994	3,030	2,647	17,661
Purchase of gas for resale	546	559	586	611	640	669	3,611
Operating leasing transactions	98	76	61	64	68	72	439

Total	9,043	8,328	8,800	9,587	9,835	9,642	55,235